Significant Accounting Policies (Details) - Schedule of property and equipment	12 Months Ended
Dec. 31, 2021
Computers and electronic equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment, percentage	15
Computers and electronic equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment, percentage	33
Office furniture and lab equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment, percentage	6
Office furniture and lab equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment, percentage	20
Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment, percentage	33
Equipment and machinery [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment, percentage	10
Equipment and machinery [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment, percentage	20
Leasehold Improvement [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment, percentage	10
Land [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment, percentage	N/A